Earnings per share ("EPS") (Tables)	12 Months Ended
Mar. 31, 2018
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Summary of Earnings Per Share

	Net income attributable to shareholders of Tata Motors Limited (In millions)		Weighted average shares (Nos.)	Earnings per share
For the year ended March 31, 2018:
Ordinary Shares
Basic net earnings per share	Rs.	56,635.6	2,887,348,357	Rs.	19.6
	US$	869.0		US$	0.3
Effect of shares kept in abeyance	Rs.	(2.4)	494,469	Rs.	(4.9)
	US$	—		US$	(0.1)
Diluted earnings per share	Rs.	56,633.2	2,887,842,826	Rs.	19.6
	US$	868.9		US$	0.3
‘A’ Ordinary Shares
Basic net earnings per share	Rs.	10,025.2	508,502,336	Rs.	19.7
	US$	153.8		US$	0.3
Effect of shares kept in abeyance	Rs.	2.4	233,774	Rs.	10.8
	US$	—		US$	0.2
Diluted earnings per share	Rs.	10,027.6	508,736,110	Rs.	19.7
	US$	153.9		US$	0.3
For the year ended March 31, 2017:
Ordinary Shares
Basic net earnings per share	Rs.	52,001.4	2,887,218,310	Rs.	18.0
Effect of shares kept in abeyance	Rs.	(2.3)	599,766	Rs.	(3.8)
Diluted earnings per share	Rs.	51,999.1	2,887,818,076	Rs.	18.0
‘A’ Ordinary Shares
Basic net earnings per share	Rs.	9,209.1	508,483,714	Rs.	18.1
Effect of shares kept in abeyance	Rs.	2.3	252,396	Rs.	9.1
Diluted earnings per share	Rs.	9,211.4	508,736,110	Rs.	18.1
For the year ended March 31, 2016:
Ordinary Shares
Basic net earnings per share	Rs.	81,481.3	2,873,188,838	Rs.	28.4
Effect of shares kept in abeyance	Rs.	(3.6)	621,045	Rs.	(5.8)
Diluted earnings per share	Rs.	81,477.7	2,873,809,883	Rs.	28.4
‘A’ Ordinary Shares
Basic net earnings per share	Rs.	14,402.1	506,063,234	Rs.	28.5
Effect of shares kept in abeyance	Rs.	3.6	257,745	Rs.	14.0
Diluted earnings per share	Rs.	14,405.7	506,320,979	Rs.	28.5